Earnings per share (Details) ₨ / shares in Units, $ / shares in Units, ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 INR (₨) ₨ / shares shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 INR (₨) ₨ / shares shares	Mar. 31, 2022 INR (₨) ₨ / shares shares
Disclosure of Earnings per share [Abstract]
Net profit - as reported	₨ 48,936	$ 587	₨ 674,522	₨ 1,257,945
Weighted average number of shares - basic	183,033,950	183,033,950	182,803,189	182,468,672
Basic earnings per share | (per share)	₨ 0.27	$ 0	₨ 3.69	₨ 6.89
Weighted average number of shares - diluted	185,198,369	185,198,369	185,672,592	187,016,037
Diluted earnings per share | (per share)	₨ 0.26	$ 0	₨ 3.63	₨ 6.73